The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account E
The American Legacy®
Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III, American Legacy® III C Share, American Legacy® III View, American Legacy® Shareholder’s Advantage, American Legacy® Signature, American Legacy® Series, American Legacy® Design, American Legacy® Advisory
Lincoln Life Variable Annuity Account N
ChoicePlusSM, ChoicePlusSM Access, ChoicePlusSM II, ChoicePlusSM II Access, ChoicePlusSM II Advance, ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share, ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share, ChoicePlus AssuranceSM Prime, ChoicePlus AssuranceSM Series, ChoicePlusSM Design, ChoicePlusSM Rollover, ChoicePlusSM Signature, ChoicePlusSM Advisory, InvestmentSolutionsSM RIA
Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III, American Legacy® III C Share, American Legacy® III View, American Legacy® Shareholder’s Advantage, American Legacy® Signature, American Legacy® Series, American Legacy® Design, American Legacy® Advisory
Lincoln New York Account N for Variable Annuities
ChoicePlusSM, ChoicePlusSM Access, ChoicePlusSM II, ChoicePlusSM II Access, ChoicePlusSM II Advance, ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share, ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share, ChoicePlus AssuranceSM Prime, ChoicePlus AssuranceSM Series, ChoicePlusSM Design, ChoicePlusSM Signature, ChoicePlusSM Advisory
Rate Sheet Prospectus Supplement dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the rates and percentages for the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on or after May 1, 2021.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at www.lfg.com/VAprospectus. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
Current Initial Protected Lifetime Income Fee Rate
	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Enhancement Rate
5%
Protected Annual Income Rates
The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55-58	2.50%	55-58	2.25%
59-64	3.50%	59-64	3.00%
65 +	5.00%	65 +	4.50%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Charge Rate
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Guaranteed Income Benefit Percentages
The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.50%	40-54	2.20%
55-58	2.50%	55-58	2.20%
59-64	3.25%	59-64	2.75%
65-69	4.00%	65-69	3.25%
70-74	4.50%	70-74	3.50%
75-79	4.50%	75-79	3.75%
80+	4.50%	80+	4.00%

In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed on and after May 1, 2021. We must receive your application or rider election form in Good Order within one day from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account E
Lincoln National Variable Annuity Account H
Lincoln Life Variable Annuity Account N
Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Variable Annuity Account H
Lincoln New York Account N for Variable Annuities
Rate Sheet Prospectus Supplement dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the rates and percentages for the Lincoln Market Select® Advantage rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on or after May 1, 2021.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at www.lfg.com/VAprospectus. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
Current Initial Protected Lifetime Income Fee Rate
	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Enhancement Rate
5%
Protected Annual Income Rates
The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55-58	2.25%	55-58	2.00%
59-64	3.25%	59-64	3.00%
65 +	4.75%	65 +	4.15%

i4LIFE® Advantage Select Guaranteed Income Benefit Charge Rate
i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln Market Select® Advantage	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%

Guaranteed Income Benefit Percentages
The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The rates listed below are for i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.00%	59-64	2.50%
65-69	3.75%	65-69	2.75%
70-74	4.00%	70-74	3.25%
75-79	4.25%	75-79	3.50%
80+	4.25%	80+	3.75%

In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed on and after May 1, 2021. We must receive your application or rider election form in Good Order within one day from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account E
Lincoln National Variable Annuity Account H
Lincoln Life Variable Annuity Account N
Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Variable Annuity Account H
Lincoln New York Account N for Variable Annuities
Rate Sheet Prospectus Supplement dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the rates and percentages for the 4LATER® Select Advantage rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on and after May 1, 2021.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at www.lfg.com/VAprospectus. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
Current Initial Protected Lifetime Income Fee Rate
	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Enhancement Rate
5%
i4LIFE® Advantage Select Guaranteed Income Benefit Charge Rate
i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from 4LATER® Select Advantage	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.00%	59-64	2.50%
65-69	3.75%	65-69	2.75%
70-74	4.00%	70-74	3.25%
75-79	4.25%	75-79	3.50%
80+	4.25%	80+	3.75%

In order to receive the rate indicated in this Rate Sheet, your 4LATER® Select Advantage application or rider election form must be signed and dated on and after May 1, 2021. We must receive your application or rider election form in Good Order within one day from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

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The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account E
The American Legacy®
Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III, American Legacy® III C Share, American Legacy® III View, American Legacy® Shareholder’s Advantage, American Legacy® Signature, American Legacy® Series, American Legacy® Design, American Legacy® Advisory
Lincoln Life Variable Annuity Account N
ChoicePlusSM, ChoicePlusSM Access, ChoicePlusSM II, ChoicePlusSM II Access, ChoicePlusSM II Advance, ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share, ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share, ChoicePlus AssuranceSM Prime, ChoicePlus AssuranceSM Series, ChoicePlusSM Design, ChoicePlusSM Rollover, ChoicePlusSM Signature, ChoicePlusSM Advisory
Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III, American Legacy® III C Share, American Legacy® III View, American Legacy® Shareholder’s Advantage, American Legacy® Signature, American Legacy® Series, American Legacy® Design, American Legacy® Advisory
Lincoln New York Account N for Variable Annuities
ChoicePlusSM, ChoicePlusSM Access, ChoicePlusSM II, ChoicePlusSM II Access, ChoicePlusSM II Advance, ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share, ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share, ChoicePlus AssuranceSM Prime, ChoicePlus AssuranceSM Series, ChoicePlusSM Design, ChoicePlusSM Signature, ChoicePlusSM Advisory
Rate Sheet Prospectus Supplement dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the i4LIFE® Advantage Guaranteed Income Benefit rate and percentages that we are currently offering. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on and after May 1, 2021.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at www.lfg.com/VAprospectus. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Charge Rate
	Single Life	Joint Life
Current Initial Annual Charge*	1.35%	1.55%
*The charge is added to the product charge which included the mortality and expense risk charge for the death benefit you have elected.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.00%	Under 40	2.00%
40-54	2.50%	40-54	2.20%
55-58	2.50%	55-58	2.20%
59-64	3.25%	59-64	2.75%
65-69	4.00%	65-69	3.25%
70-74	4.50%	70-74	3.50%
75-79	4.50%	75-79	3.75%
80+	4.50%	80+	4.00%

In order to receive the rate indicated in this Rate Sheet, your application or rider election form must be signed and dated on and after May 1, 2021. We must receive your application or rider election form in Good Order within one day from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.
*Purchasers of Lincoln SmartSecurity® Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk).

The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account E
Lincoln National Variable Annuity Account H
Lincoln Life Variable Annuity Account N
Rate Sheet Prospectus Supplement to the Prospectus dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) outlines the rider charges and the Protected Annual Income rates for the Lincoln Wealth PassSM rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or rider election forms signed on and after May 1, 2020 and may be superseded at any time.
In the event we change our rates, the new rates will be disclosed on a new rate sheet at least 10 days in advance of the change. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at www.lfg.com/VAprospectus. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
Current Initial Charge Rate
Age at Issue 0 – 65	1.00%
Age at Issue 66 – 80	1.25%
Protected Annual Income Rate
The Protected Annual Income (“PAI”) rate will be based on the Contractowner’s age on the earlier of the latest date to begin withdrawals to stretch payments over the owner’s life expectancy (i.e., death of the original account owner or Contractowner), or the date that the Contract Value reduces to zero. Thereafter, the rate will not change.
Age	PAI Rate
0 – 54	4.50%
55 – 58	5.00%
59 – 69	5.50%
70+	6.00%
In order to receive the rates indicated in this Rate Sheet, your application or rider election form must be signed on and after May 1, 2020. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time. The rates set forth above may be superseded at any time, in our sole discretion.
Subject to the rules above, if the Protected Annual Income rates that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Protected Annual Income rates that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/ or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

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The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account E
Lincoln National Variable Annuity Account H
Lincoln Life Variable Annuity Account N
Rate Sheet Prospectus Supplement to the Prospectus dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the rates for the Lincoln IRA Income PlusSM rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on and after May 1, 2020.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at www.lfg.com/VAprospectus. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
The Protected Annual Income amount is determined (a) by multiplying the Protected Income Base by the applicable rate, and (b) whether or your Contract Value has been reduced to zero. Thereafter, the Protected Annual Income rate will decrease once the Contract Value reaches zero.
Two options are available, and you can decide which option is best suited to your needs. Option 1 may be appropriate if you would like lower initial income with higher income once the Contract Value reaches zero. Comparatively, Option 2 will provide a higher initial income with lower income once the Contract Value reaches zero.
For both Option1 and Option 2, the rates in Table A apply prior to the Contract Value reaching zero. Once the Contract Value reaches zero, Table B will be used, and the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B.
OPTION 1
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life
70+	6.25%	N/A*	70+	5.00%
*Joint Life is currently not available.
OPTION 2
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life
70+	7.00%	N/A*	70+	4.00%
*Joint Life is currently not available.
In order to receive the rates indicated in this Rate Sheet, your application must be signed on and after May 1, 2020. We must receive your application in Good Order within 10 days from the date you sign your application, and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time. Subject to the rules above, if the Protected Annual Income rates that we are currently offering on the day the contract is issued are higher than the rates we were offering on the date you signed your application, you will receive the higher set of rates. If the rates have decreased when we compare rates that we are offering on the day you signed your application to the set of rates that we are offering on the day your contract is issued, your contract will be issued with the rates that were in effect on the day you signed your application, subject to meeting the rules above.

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The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account E
Lincoln National Variable Annuity Account H
Lincoln Life Variable Annuity Account N
Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Variable Annuity Account H
Lincoln New York Account N for Variable Annuities
Rate Sheet Prospectus Supplement dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the rates for the Lincoln Max 6 SelectSM Advantage rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on and after May 1, 2021.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at www.lfg.com/VAprospectus. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
Current Initial Protected Lifetime Income Fee Rate
	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Enhancement Rate
5%
The initial Protected Annual Income rate is based on your age as of the date of the first Protected Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Protected Annual Income rate will only increase upon an Account Value Step-up and will decrease once the Contract Value reaches zero.
The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B.
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life & Joint Life Option
55 – 58	N/A	N/A	55 - 58	N/A
59 – 64	5.25%	3.00%	59+	3.00%
65 – 69	6.50%	5.50%
70 – 74	6.75%	5.75%
75 +	7.00%	6.00%

In order to receive the rates indicated in this Rate Sheet, your application and/or election forms must be signed and dated on and after May 1, 2021. We must receive your application and/or election forms in Good Order within one day from the date you sign your application and/or election forms, and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

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American Legacy® Advisory
Individual Variable Annuity Contracts
Summary Prospectus for New Investors
May 1, 2021
This summary prospectus summarizes key features of the American Legacy® Advisory variable annuity contract, issued by The Lincoln National Life Insurance Company (Lincoln Life or Company).
Before you invest, you should also review the prospectus for the American Legacy® Advisory variable annuity contract, which contains more information about the contract’s features, benefits, and risks. You can find this prospectus and other information about the contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-800-942-5500 or by sending an email request to CustServSupportTeam@lfg.com.
YOU MAY CANCEL YOUR CONTRACT WITHIN THE FREE LOOK PERIOD WITHOUT PAYING FEES OR PENALTIES.
In some states, this “free look” or cancellation period may be longer under certain scenarios. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract Value. You should review the prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The funds’ prospectuses and other shareholder reports will be made available on www.lfg.com/VAprospectus. If you wish to receive future shareholder reports in paper, free of charge, please call us at 1-800-942-5500, send an email request to CustServSupportTeam@lfg.com, or contact your financial professional. Your election to receive reports in paper will apply to all funds available under your contract.

Special Terms
In this initial summary prospectus, the following terms have the indicated meanings:
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective (or initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract, plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Enhancement—A feature under certain Living Benefit Riders in which the Protected Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased, subject to certain conditions and limitations.
Fee-Based Financial Plan—A wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. Such programs can be offered by broker-dealers, banks and registered investment advisers, trust companies and other firms. Under this arrangement, the Contractowner pays the investment firm/professional directly for services.
Good Order—The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to complete the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Living Benefit Rider—A general reference to optional riders that provide some type of a minimum income guarantee while you are alive. If you select a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.
Purchase Payments—Amounts paid into the contract.
Rate Sheet—A prospectus supplement, that will be filed periodically, where we declare the current withdrawal rates or Guaranteed Income Benefit percentages under certain Living Benefit Riders.
Selling Group Individuals—A Contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a financial professional under contract with us:
•	Employees and financial professionals of any member of the selling group (broker-dealers who have selling agreements with us for this product) and their spouses and minor children.
•	Officers, directors, trustees or bona-fide full-time employees, retirees, and their spouses and minor children of American Funds Distributors Inc., Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.

Important Information You Should Consider About the American Legacy® Advisory Variable Annuity Contract
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	There are no surrender charges associated with this contract.			• N/A
Transaction Charges	There are no sales charges associated with this contract.			• N/A
Ongoing Fees and Expenses (annual charges)	Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expense would be higher.			• Fee Tables • Examples • Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	0.33%[1]	0.53%[1]
	Investment options (fund fees and expenses)	0.55%[1]	1.27%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[1]	2.45% [2]
1 As a percentage of average Account Value in the Subaccounts.
[2] As an annualized percentage of the Protected Income Base.
Lowest and Highest Annual Cost Table. Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract.
	Lowest Annual Cost: $931	Highest Annual Cost: $5,773
	Assumes:	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive fund fees and expenses
• No optional benefits
• No additional Purchase Payments, transfers, or withdrawals
• No sales charges or advisory fees	• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and fund fees and expenses
• No additional Purchase Payments, transfers, or withdrawals
• No sales charges or advisory fees
	RISKS			Location in Prospectus
Risk of Loss	• You can lose money by investing in this contract, including loss of principal.			• Principal Risks • Investments of the Variable Annuity Account

	RISKS	Location in Prospectus
Not a Short-Term Investment	• This contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.
	• The benefits of tax deferral, long-term income, and living benefit protections also mean the contract is more beneficial to investors with a long time horizon.	• Principal Risks • Surrender and Withdrawals • Fee Tables • Living Benefit Riders
Risks Associated with Investment Options	• An investment in this contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the contract.
• Each investment option (including the fixed account option) has its own unique risks.
	• You should review the investment options before making an investment decision.	• Principal Risks • Investments of the Variable Annuity Account
Insurance Company Risks	• An investment in the contract is subject to the risks related to us. Any obligations (including under the fixed account option), guarantees, or benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-800-454-6265 or visiting www.LincolnFinancial.com.	• Principal Risks
	RESTRICTIONS	Location in Prospectus
Investments	• We reserve the right to remove or substitute any funds as investment options that are available under the contract.	• Principal Risks • Investments of the Variable Annuity Account
Optional Benefits	• Optional benefits may limit or restrict the investment options that you may select under the contract. We may change these restrictions in the future.
• Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
• You are required to have a certain level of Contract Value for some new rider elections.
• We may modify or stop offering an optional benefit that is currently available at any time.
• If you elect certain optional benefits, you may be limited in the amount of Purchase Payments that you can make (and when).
• If you elect to pay third-party advisory fees out of your Contract Value, this deduction may reduce the Death Benefit(s) and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax.	• The Contracts
• Living Benefit Riders
• Death Benefits
• The Contracts – Death Benefits and Advisory Fee Withdrawals
• Federal Tax Matters – Payment of Investment Advisory Fees
• Appendix B – Investment Requirements
	TAXES	Location in Prospectus
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
• If you purchase the contract through a tax-qualified plan or IRA, you do not get any additional tax deferral under the contract.
	• Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.	• Federal Tax Matters

	CONFLICTS OF INTEREST	Location in Prospectus
Exchanges	• You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	• The Contracts - Replacement of Existing Insurance
Overview of the Contract
Purpose of the Contract
The American Legacy® Advisory variable annuity contract is designed to accumulate Contract Value and to provide income over a certain period of time or for life subject to certain conditions. The contract can supplement your retirement income by providing a stream of income payments during the payout phase. The benefits offered under the contract may be a variable or fixed amount, if available, or a combination of both. The contract also offers a Death Benefit payable to your designated Beneficiaries upon the death of the Contractowner or Annuitant.
This contract may be appropriate if you have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Subaccounts.
Phases of the Contract
Your contract has two phases: (1) an accumulation (savings) phase, prior to the Annuity Commencement Date; and (2) a payout (income) phase, after the Annuity Commencement Date.
Accumulation (Savings) Phase. To help you accumulate assets during the accumulation phase, you can invest your payments and earnings in:
•	The variable options available under the contract, each of which has an underlying mutual fund with its own investment objective, strategies, and risks; investment adviser(s); expense ratio; and performance history; and
•	A fixed account option, if available, which guarantees principal and a minimum interest rate.
A list of funds in which you currently can invest is provided in an Appendix. Please see Appendix A: Funds Available Under the Contract.
Annuity (Income) Phase. You can elect to annuitize your contract and turn your contract value into a stream of income payments (sometimes called Annuity Payouts), at which time the accumulation phase of the contract ends. These payments may continue for a fixed period of years, for your entire life, or for the longer of a fixed period or your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the funds that you choose.
If you annuitize, your investments will be converted to income payments and you may no longer be able to choose to make withdrawals from your contract. All benefits (including guaranteed minimum Death Benefits and living benefits) terminate upon annuitization.
However, several Living Benefit Riders offered under the contract provide lifetime income payments that may be guaranteed, and still allow you to make withdrawals and be eligible for a Death Benefit. Withdrawals that exceed a Protected Income Amount are Excess Withdrawals that will reduce and could eliminate the income payments and other benefits of the rider, including access to a Death Benefit.
Primary Features and Options of the Contract
Accessing your money. During the Accumulation Phase you can surrender the contract or withdraw part of the Contract Value. If you withdraw early, an Interest Adjustment may apply and/or you may incur a tax penalty if you are younger than 59½.
Tax treatment. You can transfer money between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only when: (1) you make a surrender or withdrawal; (2) you receive an income payment from the contract; or (3) upon payment of a Death Benefit.
Death Benefits. Your contract includes a Death Benefit that will be paid upon the death of either the Contractowner or the Annuitant. Optional Death Benefits that pay different amounts and have different fees may be available.
Optional Living Benefit Riders. For an additional fee, you can purchase one of the Living Benefit Riders listed below. Each rider offers one of the following:
•	a minimum withdrawal benefit:
•	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk),
•	Lincoln Market Select® Advantage,

•	Lincoln Max 6 SelectSM Advantage,
•	a minimum Annuity Payout:
•	4LATER® Select Advantage,
•	i4LIFE® Advantage with or without the Guaranteed Income Benefit (Managed Risk).
These Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and provide certain guarantees, regardless of the investment performance of the contract. These guarantees are subject to certain conditions, as set forth elsewhere in the prospectus.
There is no guarantee that any Living Benefit Rider (except i4LIFE® Advantage) will be available in the future, as we reserve the right to discontinue them at any time. Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. (These Investment Requirements are explained in Appendix B- Investment Requirements.)
Additional Services. The additional services listed below are available under the contract for no additional charge (unless otherwise indicated).
•	Dollar-cost averaging (DCA) allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into other Subaccounts on a monthly basis or in accordance with other terms we make available.
•	Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount.
•	Automatic Withdrawal Service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable Interest Adjustments (as well as taxes and tax penalties).
•	Fees Associated with Fee-Based Financial Plans. You may provide authorization to have your advisory fees paid to your financial professional's investment firm from your Contract Value. Advisory Fee Withdrawals may not impact benefits and values under a Death Benefit or Living Benefit Rider or be treated as a distribution for federal tax purposes under certain conditions. Advisory Fee Withdrawals may not be available in all states, and certain firms may not allow withdrawals to pay advisory fees from your Contract Value. Please check with your financial professional.
If you elect to pay a third-party advisory fee out of your Contract Value, this deduction may reduce the Death Benefit(s) and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax. See The Contracts – Death Benefits and Advisory Fee Withdrawals and Federal Tax Matters – Payment of Investment Advisory Fees.
Benefits Available Under the Contract
The following tables summarize information about the benefits available under the contract. A detailed description of each benefit follows the table.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	• 0.30% Age at Issue 1 – 80 • 0.50% Age at Issue 81 – 85	• Default Death Benefit, which applies automatically if you do not select a different Death Benefit option. • Withdrawals could significantly reduce the benefit.
Dollar-Cost Averaging	Allows you to automatically transfer amounts between certain investment options on a monthly basis.	None	• Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months. • Cannot be used simultaneously with portfolio rebalancing.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.	None	• Cannot be used simultaneously with dollar cost averaging.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your contract automatically.	None	• Automatically terminates once i4LIFE® Advantage begins.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Advisory Fee Withdrawals	Allows you to take withdrawals from your contract to pay the advisory fees.	None	• May not be available in all states.
• You may take Advisory Fee Withdrawals up to 1.25% annually without negatively impacting your rider.
• The deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Highest Anniversary Death Benefit	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals; (3) the highest anniversary value on any contract anniversary prior to age 81st as adjusted for withdrawals.	• 1.25%	• Not available if age 76 or older at the time of issuance.
• Withdrawals could significantly reduce the benefit.
• Poor investment performance could significantly reduce and limit potential increase to the highest Contract Value.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	Provides:
• Guaranteed lifetime periodic withdrawals;
• An Enhancement to the Protected Income Base;
• Account Value Step-ups of the Protected Income Base;
• Age-based increases to the Protected Annual Income amount; and
• Nursing Home Enhancement.	• 2.25% Single Life Option • 2.45% Joint Life Option (as a percentage of the Protected Income Base)	• Investment Requirements apply.
• Excess Withdrawals could significantly reduce or terminate the benefit.
• Any withdrawal my negatively import or eliminate the potential for enhancements or step-ups.
• Subject to a $10 million maximum Protected Income Base across all Living Benefit Riders.
• Purchase Payments and step-ups may increase fee rate.
• Additional Purchase Payments may be limited.
Lincoln Market Select® Advantage	Provides:
• Guaranteed lifetime periodic withdrawals;
• An Enhancement to the Protected Income Base;
• Account Value Step-ups of the Protected Income Base; and
• Age-based increases to the Protected Annual Income amount.	• 2.25% Single Life Option • 2.45% Joint Life Option (as a percentage of the Protected Income Base)	• Investment Requirements apply.
• Excess Withdrawals could significantly reduce or terminate the benefit.
• Any withdrawal my negatively import or eliminate the potential for enhancements or step-ups.
• Subject to a $10 million maximum Protected Income Base across all Living Benefit Riders.
• Purchase Payments and step-ups may increase fee rate.
• Additional Purchase Payments may be limited.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Lincoln Max 6 SelectSM Advantage	Provides:
• Guaranteed lifetime periodic withdrawals;
• An Enhancement to the Protected Income Base;
• Account Value Step-ups of the Protected Income Base; and
• Age-based increases to the Protected Annual Income amount.	• 2.25% Single Life Option • 2.45% Joint Life Option (as a percentage of the Protected Income Base)	• Investment Requirements apply.
• Excess Withdrawals could significantly reduce or terminate benefits.
• Any withdrawal my negatively import or eliminate the potential for enhancements or step-ups.
• Subject to a $10 million maximum Protected Income Base across all Living Benefit Riders.
• Purchase Payments and step-ups may increase fee rate.
• Additional Purchase Payments may be limited.
• The guaranteed payments will be reduced if your Contract Value is reduced to zero.
• Your Protected Income Base will not carry over to i4LIFE® Advantage.
4LATER® Select Advantage	Provides:
• Protected Income Base which will be used to establish the amount of the Guaranteed Income Benefit upon the election of i4LIFE® Advantage;
• An Enhancement to the Protected Income Base;
• Account Value Step-ups of the Protected Income Base.
Must later transition to i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from 4LATER® Select Advantage. It is designed for those seeking growth of the Protected Income Base who do not need to take withdrawals right away. Designed primarily for the purchasers of nonqualified contracts where the Contractowner and Annuitant are different people (single life option) or with joint life benefits where the Secondary Life is not a spouse.	• 2.25% Single Life Option • 2.45% Joint Life Option (as a percentage of the Protected Income Base)	• Investment Requirements apply.
• Withdrawals could significantly reduce or terminate the benefit.
• Not available for purchase with a qualified contract.
• Subject to a $10 million maximum Protected Income Base across all Living Benefit Riders.
• Additional Purchase Payments may be limited.
i4LIFE® Advantage	Provides:
• i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) provides variable periodic Regular Income Payments for life. The optional Guaranteed Income Benefit provides a minimum payout floor for those Regular Income Payments. With i4LIFE® Advantage, you have the ability to make additional withdrawals and surrender the contract during the Access Period.	• i4LIFE® Advantage: 0.40% in additional to the base contract expense for the Death Benefit you have elected.
• Guaranteed Income Benefit: 2.25% (single life option); 2.45% (joint life option) in addition to the i4LIFE® Advantage charge and your base contract expense	• Guaranteed Income Benefit limits available investment options (Investment Requirements apply).
• Withdrawals could significantly reduce or terminate the benefit.
• Restrictions apply to the length of the Access Period
• Additional Purchase Payments may be subject to restrictions.

Rate Sheets
The current Enhancement rate, Protected Annual Income rates, and Guaranteed Income Benefit percentages available under certain Living Benefit Riders are declared in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current rates and/or current percentages and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates and/or percentages. The rates and/or percentages may be superseded at any time, in our sole discretion, and may be higher or lower than the rates and/or percentages on the previous Rate Sheet.
The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate and/or percentage indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, online at www.lfg.com/VAprospectus or by calling us at 1-800-942-5500.
Buying the Contract
This contract is issued as part of a Fee-Based Financial Plan. A Fee-Based Financial Plan generally refers to a wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. Such programs can be offered by broker-dealers, banks and registered investment advisors, trust companies and other firms. Under this arrangement, the Contractowner pays the investment firm/professional directly for services. you may be able to pay this fee by taking Advisory Fee Withdrawals from your Contract Value.
If you wish to purchase a contract, you must apply for it through a financial professional authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract (and a statement confirming your investments) is then sent to you either directly or through your registered representative. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office at The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your registered representative, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your registered representative’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.
Purchase Payments – Investing in the Contract
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. If we receive an additional Purchase Payment before the close of the New York Stock Exchange (typically 4:00 PM New York time, or EST), we will credit your purchase payment that day. If we receive your additional Purchase Payment after the close of the New York Stock Exchange, your payment will be applied on the next business day.
The minimum initial Purchase Payment is $10,000. The minimum for Selling Group Individuals is $1,500. The minimum annual amount for additional Purchase Payments is $300. The minimum initial Purchase Payment for nonqualified contracts where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and/or Annuitant are ages 86 to 90 (subject to additional terms and limitations, and Home Office approval) is $50,000.
For additional Purchase Payments the minimum payment to the contract at any one time is $100 ($25 if transmitted electronically), and the minimum annual amount is $300. Please check with your registered representative about making additional Purchase Payments since the requirements of your state may vary. If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $1 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant.
If you elect a Living Benefit Rider, you may be subject to further restrictions on your ability to make additional Purchase Payments, as described in the prospectus. These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract.

Making Withdrawals: Accessing the Money in Your Contract
Before the Annuity Commencement Date – During the Accumulation (Savings) Phase
You can access the money in your contract by making a withdrawal, which will reduce the value of your contract (including the amount of the death benefit and certain living benefits). You may withdraw all or a portion of the contract value (minus applicable charges and other adjustments, discussed below). However, withdrawing the entire cash value of your contract will terminate your contract.
Before the Annuity Commencement Date, you can completely surrender the contract or withdraw part of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may also be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals must be made in accordance with the rules discussed in the prospectus. The amount available upon surrender or withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender or withdrawal is received in Good Order at the Home Office.
If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after New York Stock Exchange regular market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to an Interest Adjustment. Unless prohibited, surrender and withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by applicable law.
There may be charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
There are tax consequences for surrenders and withdrawals.
Certain withdrawals may reduce the value of any optional living benefits you elected or even terminate the benefit.
Some optional living benefits provide withdrawal options.
There are limitations associated with taking money out of the contract, including the following:
Limitations on withdrawal amounts	• The minimum withdrawal amount is $300.
Negative impact on benefits and guarantees of your contract	• A withdrawal may have a negative impact on certain optional benefits that you may elect. It may reduce the value of or even terminate certain benefits.
Internal Revenue Code or Retirement Plan	• Depending on the circumstances, the Internal Revenue Code or your retirement plan may restrict your ability to take withdrawals.

After the Annuity Commencement Date – During the Annuity (Income) Phase
After the Annuity Commencement Date, you will receive payments under the annuity payment option you select, but generally you may not take any other withdrawals or surrender your contract. Surrender or withdrawal rights after the Annuity Commencement Date, if any, depend on the Annuity Payout option selected.
Additional Information About Fees
Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted.
TRANSACTION EXPENSES
There are no sales charges, deferred sales charges, or surrender charges associated with this contract.

The following table describes the fees and expenses that you will pay each year during the time that you own the contract, not including fund fees and expenses. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
ANNUAL CONTRACT FEES
Administrative Expense (Annual Account Fee):[1]	$50

Base Contract Expenses (as a percentage of average Account Value in the Subaccounts)[2]

Guarantee of Principal Death Benefit:[3,5]
Age at Issue 1 – 80	0.30%
Age at Issue 81 – 85	0.50%

Optional Benefit Expenses
Highest Anniversary Death Benefit:[4]
Guaranteed Maximum Annual Charge	1.25%
Current Annual Charge	0.25%

	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk):[6,7]
Guaranteed Maximum Charge	2.25%	2.45%
Lincoln Market Select® Advantage:[6,7]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Lincoln Max 6 SelectSM Advantage:[6,7]
Guaranteed Maximum Annual Charge	2.25%	2.45%
4LATER® Select Advantage:[6,8]
Guaranteed Maximum Annual Charge	2.25%	2.45%
i4LIFE® Advantage:[9]
Current Charge	0.40%	0.40%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk):[6,10]
Guaranteed Maximum Annual Charge	2.25%	2.45%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon the surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or day of surrender).
[2]	Each base contract expense includes an administrative charge of 0.10%.
[3]	The base contract expense is based on the oldest Contractowner's or Annuitant's age at the time the contract is issued.
[4]	As an annualized percentage of the highest anniversary value at the time of the charge. We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section for a discussion of how the charge is calculated. The Guarantee of Principal Death Benefit product charge also applies.

[5]	The Guarantee of Principal Death Benefit will automatically terminate if all Contractowners and Annuitants are changed. If this happens the Contract Value Death Benefit will be in effect and the base contract expense of 0.20% for the Contract Value Death Benefit will apply.
[6]	The current charge for new elections of this rider is disclosed in a Rate Sheet.
[7]	As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals. This fee is deducted from the Contract Value on a quarterly basis. This same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available).
[8]	As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals. This fee is deducted from the Contract Value on a quarterly basis. This same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available).
[9]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. These charges continue during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Contract Value Death Benefit base contract expense.
[10]	These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is the base contract expense plus the i4LIFE® Advantage Guaranteed Income Benefit charge.

The next table shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2020. A complete list of funds available under the contract, including their annual expenses, may be found in Appendix A: Funds Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any waivers or expense reimbursements	0.80%	1.27%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.71%	1.24%
[1]	Any expense waivers or reimbursements will remain in effect until at least April 30, 2022, and can only be terminated early with approval by the fund’s board of directors.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the Highest Anniversary Death Benefit and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$5,275	$16,172	$27,519	$57,725
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$5,275	$16,172	$27,519	$57,725

The next Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that i4LIFE® Advantage with the Highest Anniversary Death Benefit and i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$5,662	$16,897	$28,010	$55,258
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$5,662	$16,897	$28,010	$55,258

Appendix A— Funds Available Under The Contract
The following is a list of funds currently available under the Contract. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information at no cost by calling 1-800-942-5500 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Asset Allocation Fund - Class 4	0.80%	12.16%	10.31%	9.74%
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds Capital Income Builder® - Class 4	0.78%[2]	4.11%	5.84%	N/A
To provide, over the long term, with a high level of total return consistent with prudent investment management.	American Funds Capital World Bond Fund - Class 4	0.98%[2]	9.62%	4.84%	2.85%
Long-term growth of capital while providing current income.	American Funds Capital World Growth and Income Fund - Class 4	0.93%[2]	8.55%	11.48%	9.33%
The balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds Global Balanced Fund - Class 4	1.22%	10.00%	9.03%	N/A
Long-term growth of capital.	American Funds Global Growth Fund - Class 4	1.06%	30.17%	15.96%	12.62%
Long-term growth of capital. A fund of funds.	American Funds Global Growth PortfolioSM - Class 4	1.07%	23.80%	14.50%	N/A
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 4	1.24%	29.39%	14.15%	9.17%
Long-term growth of capital and income. A fund of funds.	American Funds Growth and Income PortfolioSM - Class 4	0.83%	14.86%	10.23%	N/A
Growth of capital.	American Funds Growth Fund - Class 4	0.86%	51.71%	22.44%	16.57%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 4	0.80%	13.25%	13.65%	12.47%
To provide investors with a high level of current income; capital appreciation is the secondary objective.	American Funds High-Income Trust - Class 4	1.02%	7.74%	8.05%	5.36%
Long-term growth of capital.	American Funds International Fund - Class 4	1.05%	13.66%	10.45%	6.43%
Long-term growth of capital while providing current income.	American Funds International Growth and Income Fund - Class 4	1.18%	5.73%	7.67%	5.21%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Asset Allocation Fund - Class P2	0.90%[2]	5.88%	7.91%	N/A
High total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Global Allocation PortfolioSM - Class P2	1.14%[2]	5.65%	7.35%	N/A
Long-term growth of capital and current income while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Growth and Income PortfolioSM - Class P2	0.93%[2]	4.96%	7.59%	N/A
To provide growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Growth Fund - Class P2	0.94%[2]	32.03%	15.64%	N/A
Long-term growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Growth PortfolioSM - Class P2	0.96%[2]	13.35%	9.75%	N/A
To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Growth-Income Fund - Class P2	0.88%[2]	9.58%	10.27%	N/A
To provide long-term growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk International Fund - Class P2	1.11%[2]	2.80%	6.19%	N/A
To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Washington Mutual Investors Fund - Class P2	0.88%[2]	-1.25%	6.32%	N/A
To provide current income and preservation of capital.	American Funds Mortgage Fund - Class 4	0.77%[2]	6.38%	2.82%	N/A
Long-term capital appreciation.	American Funds New World Fund® - Class 4	1.09%[2]	23.29%	13.05%	6.33%
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America - Class 4	0.71%[2]	9.38%	4.66%	3.67%
To provide a high level of current income consistent with preservation of capital.	American Funds U.S. Government Securities Fund - Class 4	0.73%[2]	9.48%	3.42%	2.89%
To provide the investors with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity .	American Funds Ultra-Short Bond Fund - Class 4	0.87%	-0.25%	0.40%	-0.09%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds Washington Mutual Investors Fund - Class 4	0.77%[2]	8.47%	10.58%	10.68%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Service Class	0.94%[2]	15.97%	9.49%	7.58%
A balance between a high level of current income and growth of capital. A fund of funds.	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	0.95%[2]	9.70%	7.43%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Global Growth Allocation Managed Risk Fund - Service Class	0.99%[2]	10.51%	8.18%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Service Class	0.96%[2]	16.79%	10.37%	8.24%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP American Income Allocation Fund - Service Class	0.93%[2]	13.77%	7.79%	6.27%
Current income, consistent with the preservation of capital. A fund of funds.	LVIP American Preservation Fund - Service Class	0.85%[2]	5.44%	2.56%	N/A
[1]	The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
[2]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this funds annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.

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Appendix B — Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and may be limited in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) you must allocate your Contract Value or Account Value among one or more of the Subaccounts listed in the Investment Requirements for Managed Risk rider sections below. If you elect any other Living Benefit Rider, you must allocate your Contract Value or Account Value among one or more of the Subaccounts listed in the Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit or other Living Benefit Riders section below. Currently, if you purchase i4LIFE® Advantage without the Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue, or add it to an existing contract. You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of the i4LIFE® Guaranteed income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Certain underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your financial professional to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. (This portfolio rebalancing will continue while a death claim is being settled, if the Living Benefit Rider could continue on an additional measuring life.) On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value in accordance with your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the American Funds Ultra-Short Bond Fund as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.
Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your financial professional to determine if the Investment Requirements are consistent with your investment objectives.
For certain Living Benefit Riders, the Subaccounts of your contract are divided into groups and have specified minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Please review the Investment Requirements below to determine which Investment Requirements apply to your rider. You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. For other Living Benefit Riders, we may only make certain Subaccounts available to you, which are listed below.
For all Living Benefit Riders, we may make Subaccounts unavailable to you at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.	take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event, if you do not wish to be subject to these Investment Requirements.
Investment Requirements for Managed Risk Riders. If you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), or transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must currently allocate 100% of your Contract Value among one or more of the following Subaccounts only.
Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
American Funds Mortgage Fund American Funds The Bond Fund of America American Funds U.S. Government Securities Fund LVIP American Preservation Fund	American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth Fund
American Funds Managed Risk Growth PortfolioSM
American Funds Managed Risk Growth-Income Fund
American Funds Managed Risk International Fund
American Funds Managed Risk Washington Mutual Investors Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund

The fixed account is not available.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Funds Managed Risk Asset Allocation Fund
•	American Funds Managed Risk Global Allocation PortfolioSM
•	American Funds Managed Risk Growth and Income PortfolioSM
•	American Funds Managed Risk Growth PortfolioSM
•	American Funds Mortgage Fund
•	American Funds The Bond Fund of America
•	American Funds U.S. Government Securities Fund
•	LVIP American Global Balanced Allocation Managed Risk Fund
•	LVIP American Global Growth Allocation Managed Risk Fund
•	LVIP American Preservation Fund

Investment Requirements for other Living Benefit Riders. If you elect Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage or 4LATER® Select Advantage, or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders, you must currently allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
American Funds Mortgage Fund American Funds The Bond Fund of America American Funds U.S. Government Securities Fund LVIP American Preservation Fund	American Funds Asset Allocation Fund
American Funds Capital Income Builder®
American Funds Capital World Growth and Income Fund
American Funds Global Balanced Fund
American Funds Global Growth Fund
American Funds Global Growth PortfolioSM

Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
American Funds Growth and Income PortfolioSM
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds High-Income Bond Trst
American Funds International Fund
American Funds International Growth and Income Fund
American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth PortfolioSM
American Funds Ultra-Short Bond Fund
American Funds Washington Mutual Investors Fund
LVIP American Balanced Allocation Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund

The fixed account is not available.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Funds Global Balanced Fund
•	American Funds Growth and Income PortfolioSM
•	American Funds Managed Risk Asset Allocation Fund
•	American Funds Managed Risk Global Allocation PortfolioSM
•	American Funds Managed Risk Growth and Income PortfolioSM
•	American Funds Managed Risk Growth PortfolioSM
•	American Funds Mortgage Fund
•	American Funds The Bond Fund of American
•	American Funds U.S. Government Securities Fund
•	LVIP American Balanced Allocation Fund
•	LVIP American Global Balanced Allocation Managed Risk Fund
•	LVIP American Global Growth Allocation Managed Risk Fund
•	LVIP American Growth Allocation Fund
•	LVIP American Income Allocation Fund
•	LVIP American Preservation Fund

The fixed account is not available.
As an alternative, to satisfy these Investment Requirements, Contract Value or Account Value may be allocated in accordance with the American Funds Asset Allocation Fund & American Funds U.S. Government/AAA-Rated Securities Fund Model, made available to you by your broker-dealer. You may reallocate Contract Value or Account Value at any time, according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

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This initial summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the contract, both dated May 1, 2021, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.
SEC File Nos. 333-212681; 811-05721
EDGAR Contract Identifier C000173806

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